TAXES ON INCOME (Details Textual) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 Great Britain [Member] USD ($)	Dec. 31, 2011 Great Britain [Member]	Dec. 31, 2012 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2012 State and Local Jurisdiction [Member] USD ($)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	20.00%	24.00%	26.00%
Taxable Income Maximum	£ 300,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Estimated Tax Rate	40.00%
Operating Loss Carryforwards		$ 11,944		$ 59	$ 59